                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:_______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:       Menno Insurance Service d/b/a MMA Capital Management
Address:    1110 North Main Street
            Goshen
            Indiana 46528

Form 13F File Number: 28-6988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:       Howard L. Brenneman
Title:      President
Phone:      219/533-9511

Signature, Place, and Date of Signing:


/s/ Howard L. Brenneman             Goshen, IN            October 31, 2001
-----------------------     ------------------------     -----------------
[Signature]                        [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

    28-____________          _____________________________
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            -0-
                                          ---------------
Form 13F Information Table Entry Total:  $ 155,626,783.95
                                          ---------------

Form 13F Information Table Value Total:  $ 160,984,513.00
                                          ---------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            Form 13F File Number              Name

     _______        28-______________                 ___________________

     [Repeat as necessary.]

ISSUER                            TITLE OF CLASS    CUSIP          MARKET VALUE      SHARES INVESTMENT DISCRETION  VOTING  AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner Inc                 Common          00184A105        1,837,745       55,521     Sole               Sole      55521

AT&T Corp                           Common          001957109        1,364,317       70,690     Sole               Sole      70690

AT&T Wireless Services Inc          Common          00209A106          408,982       27,375     Sole               Sole      27375

Air Products & Chemicals Inc        Common          009158106        2,105,079       54,564     Sole               Sole      54564

Albertson's Inc                     Common          013104104        4,076,751      127,878     Sole               Sole      127878

Allstate Corp                       Common          020002101        3,586,198       96,016     Sole               Sole      96016

Altera Corporation                  Common          021441100          592,137       36,150     Sole               Sole      36150

American International Group        Common          026874107        3,292,146       42,207     Sole               Sole      42207

Anadarko Petroleum Corp             Common          032511107        2,888,166       60,070     Sole               Sole      60070

Applied Materials                   Common          038222105          492,723       17,325     Sole               Sole      17325

BP PLC                              Common          055622104        4,302,965       87,512     Sole               Sole      87512

Bank of America Corp                Common          060505104        3,033,471       51,943     Sole               Sole      51943

Bank One Corp                       Common          06423A103        2,191,980       69,653     Sole               Sole      69653

Bellsouth Corp                      Common          079860102          258,275        6,216     Sole               Sole      6216

Biomet Inc                          Common          090613100        2,585,334       88,388     Sole               Sole      88387.5

Bristol-Myers Squibb Co             Common          110122108        1,177,428       21,192     Sole               Sole      21192

Broadwing Inc                       Common          111620100        2,008,778      124,924     Sole               Sole      124924

Chubb Corp                          Common          171232101        3,477,381       48,696     Sole               Sole      48696

Cisco Systems Inc                   Common          17275R102        1,352,894      111,075     Sole               Sole      111075

Citigroup Inc                       Common          172967101        4,230,428      104,455     Sole               Sole      104455

Dell Computer Corp                  Common          247025109          968,193       52,250     Sole               Sole      52250

Dollar General Corp                 Common          256669102        1,418,543      121,243     Sole               Sole      121243

EMC Corp / Mass                     Common          268648102          398,619       33,925     Sole               Sole      33925

Ensco International                 Common          26874Q100          767,711       52,511     Sole               Sole      52511

El Paso Corp                        Common          28336L109        1,611,974       38,796     Sole               Sole      38796

Emerson Electric Co                 Common          291011104        3,241,069       68,871     Sole               Sole      68871

Fastenal Company                    Common          311900104        1,992,876       34,975     Sole               Sole      34975

Federal National Mortgage Assn      Common          313586109        5,580,342       69,702     Sole               Sole      69702

ISSUER                            TITLE OF CLASS    CUSIP          MARKET VALUE      SHARES INVESTMENT DISCRETION  VOTING  AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                 Common          316773100        2,794,266       45,450     Sole               Sole      45450

Gannett Co                          Common          364730101        1,396,896       23,239     Sole               Sole      23239

Gillette Company                    Common          375766102        1,668,800       56,000     Sole               Sole      56000

Hewlett Packard Co                  Common          428236103        1,712,824      106,718     Sole               Sole      106718

Intel Corp                          Common          458140100        2,326,072      113,800     Sole               Sole      113800

JP Morgan Chase & Co                Common          46625H100          221,394        6,483     Sole               Sole      6483

Jabil Circuit Inc                   Common          466313103          693,070       38,719     Sole               Sole      38719

Johnson & Johnson                   Common          478160104        5,636,562      101,743     Sole               Sole      101743

Kimberly-Clark Corp                 Common          494368103        2,881,450       46,475     Sole               Sole      46475

Lowe's Companies                    Common          548661107        2,406,223       76,026     Sole               Sole      76026

Lucent Technologies Inc             Common          549463107           59,065       10,308     Sole               Sole      10308

Masco Corp                          Common          574599106        2,477,144      121,191     Sole               Sole      121191

Medtronic, Inc                      Common          585055106        4,201,230       96,580     Sole               Sole      96580

Merck & Co Inc                      Common          589331107        2,526,138       37,930     Sole               Sole      37930

Microsoft Corp                      Common          594918104        3,951,603       77,225     Sole               Sole      77225

Minnesota Mining & Mfg Co           Common          604059105        1,401,708       14,245     Sole               Sole      14245

Newell Rubbermaid, Inc              Common          651229106        2,031,886       89,471     Sole               Sole      89471

Norfolk Southern Corp               Common          655844108        1,247,801       77,407     Sole               Sole      77407

Nortel Networks Corp                Common          656568102           56,526       10,076     Sole               Sole      10076

Oracle Corp                         Common          68389X105        1,791,392      142,400     Sole               Sole      142400

Pepsico Inc                         Common          713448108        5,672,075      116,950     Sole               Sole      116950

Pfizer Inc                          Common          717081103        4,972,601      124,005     Sole               Sole      124005

Pitney Bowes Inc                    Common          724479100        3,654,785       95,675     Sole               Sole      95675

Procter & Gamble Co                 Common          742718109        3,555,792       48,850     Sole               Sole      48850

Protective Life                     Common          743674103          788,800       27,200     Sole               Sole      27200

SBC Communications Inc              Common          78387G103        3,754,003       79,669     Sole               Sole      79669

St Jude Medical Inc                 Common          790849103        1,923,445       28,100     Sole               Sole      28100

Sara Lee Corp                       Common          803111103        1,911,675       89,750     Sole               Sole      89750

Schlumberger Ltd                    Common          806857108          612,197       13,396     Sole               Sole      13396

Scientific-Atlanta Inc              Common          808655104          718,375       41,050     Sole               Sole      41050

ISSUER                            TITLE OF CLASS    CUSIP          MARKET VALUE      SHARES INVESTMENT DISCRETION  VOTING  AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Sonoco Products                     Common          835495102        2,366,732      100,712     Sole               Sole      100712

Sun Microsystems Inc                Common          866810104          376,285       45,500     Sole               Sole      45500

Target Corp                         Common          87612E106        3,484,912      109,761     Sole               Sole      109761

Tellabs, Inc                        Common          879664100          797,316       80,700     Sole               Sole      80700

Texas Instruments Inc               Common          882508104        1,320,043       52,844     Sole               Sole      52844

Thomas & Betts Corp                 Common          884315102        1,443,411       82,575     Sole               Sole      82575

Verizon Communications Inc          Common          92343V104        1,794,883       33,171     Sole               Sole      33171

Wabash National Corp                Common          929566107        1,486,778      215,475     Sole               Sole      215475

Wal Mart Stores                     Common          931142103          891,000       18,000     Sole               Sole      18000

Wells Fargo Company                 Common          949746101        4,297,382       96,679     Sole               Sole      96679

Williams Communications Group       Common          969455104          212,358      179,964     Sole               Sole      179964

Williams Companies Inc              Common          969457100        3,455,552      126,577     Sole               Sole      126577

WorldCom Inc - WorldCom Group       Common          98157D106        1,394,133       92,695     Sole               Sole      92695

Transocean Sedco Forex Inc          Common          G90078109        2,017,699       76,428     Sole               Sole      76428

Aggregate Total                                                    160,984,513    5,231,300

FMV OF ALL LISTED SECURITIES




Sum of Fair Market Value
------------------------

          155,626,783.95